Offsets	Mar. 30, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Perpetua Resources Corp.
Form or Filing Type	S-3
File Number	333-266071
Initial Filing Date	Jul. 08, 2022
Fee Offset Claimed	$ 7,188.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares offered by the selling shareholders
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 77,534,926.00
Termination / Withdrawal Statement	As set forth in Table 2, on July 8, 2022, the Company filed a Registration Statement on Form S-3 (No. 333-266071), as amended by pre-effective amendment no. 1 filed with the Securities and Exchange Commission (the "SEC") on September 1, 2022 and pre-effective amendment no. 2 filed with the SEC on October 27, 2022, which became effective on November 2, 2022 (the "Prior Registration Statement") with the SEC and paid a registration fee of $48,902, of which $7,188 was paid to register the offer and resale of Common Shares offered by selling shareholders. With respect to the unallocated (universal) shelf, an amount of $12,144.95 remained unsold under the Prior Registration Statement, and with respect to the secondary offering of Common Shares offered by selling shareholders, an amount of $77,534,926.00 remained unsold under the Prior Registration Statement; such offerings have been terminated and all of such securities remain unsold. Pursuant to Rule 457(p) under the Securities Act, the Company hereby offsets the total registration fee due under this Registration Statement against the fees previously paid in connection with the unsold amount of securities on the Prior Registration Statement. Accordingly, a fee of $164,504.08 is being paid in connection with the filing of this Registration Statement after an offset amount of $7,189.12 is applied to this Registration Statement's registration fee.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Perpetua Resources Corp.
Form or Filing Type	S-3
File Number	333-266071
Initial Filing Date	Jul. 08, 2022
Fee Offset Claimed	$ 1.12
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 12,144.95
Termination / Withdrawal Statement	See Rule 457(p) Note 1.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Perpetua Resources Corp.
Form or Filing Type	S-3
File Number	333-266071
Filing Date	Jul. 08, 2022
Fee Paid with Fee Offset Source	$ 7,188.00
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Perpetua Resources Corp.
Form or Filing Type	S-3
File Number	333-266071
Filing Date	Jul. 08, 2022
Fee Paid with Fee Offset Source	$ 1.12